UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  9/30

Date of reporting period: 12/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2010 (Unaudited)

DWS Mid Cap Growth Fund
	Shares	Value ($)
Common Stocks 98.3%
Consumer Discretionary 18.1%
Auto Components 2.8%
BorgWarner, Inc.* (a)	88,514	6,404,873
Gentex Corp. (a)	167,202	4,942,491

		11,347,364
Hotels Restaurants & Leisure 2.6%
Darden Restaurants, Inc.	123,400	5,730,696
Panera Bread Co. "A"* (a)	49,100	4,969,411

		10,700,107
Household Durables 1.0%
Jarden Corp. (a)	130,800	4,037,796
Internet & Catalog Retail 1.0%
Priceline.com, Inc.* (a)	10,128	4,046,643
Specialty Retail 7.6%
Advance Auto Parts, Inc. (a)	83,300	5,510,295
Children's Place Retail Stores, Inc.* (a)	120,100	5,961,764
Guess?, Inc. (a)	143,600	6,795,152
Tiffany & Co. (a)	97,345	6,061,673
Urban Outfitters, Inc.* (a)	191,800	6,868,358

		31,197,242
Textiles, Apparel & Luxury Goods 3.1%
Deckers Outdoor Corp.* (a)	102,960	8,210,030
Hanesbrands, Inc.*	176,312	4,478,325

		12,688,355
Consumer Staples 3.9%
Food Products 1.2%
Diamond Foods, Inc. (a)	91,265	4,853,473
Household Products 1.1%
Church & Dwight Co., Inc. (a)	63,877	4,408,790
Personal Products 1.6%
Herbalife Ltd. (a)	96,341	6,586,834
Energy 11.5%
Energy Equipment & Services 6.9%
Cameron International Corp.* (a)	51,955	2,635,677
Complete Production Services, Inc.*	152,472	4,505,548
Core Laboratories NV (a)	38,803	3,455,407
Dresser-Rand Group, Inc.*	77,173	3,286,798
FMC Technologies, Inc.* (a)	80,198	7,130,404
McDermott International, Inc.*	226,900	4,694,561
National Oilwell Varco, Inc.	35,042	2,356,574

		28,064,969
Oil, Gas & Consumable Fuels 4.6%
Alpha Natural Resources, Inc.* (a)	61,257	3,677,258
Concho Resources, Inc.* (a)	45,027	3,947,517
Pioneer Natural Resources Co. (a)	31,315	2,718,768
Ultra Petroleum Corp.* (a)	82,700	3,950,579
Whiting Petroleum Corp.*	38,784	4,545,097

		18,839,219
Financials 8.1%
Capital Markets 4.7%
Affiliated Managers Group, Inc.* (a)	25,700	2,549,954
Invesco Ltd.	88,685	2,133,761
Jefferies Group, Inc. (a)	136,500	3,634,995
Lazard Ltd. "A" (a)	77,094	3,044,442
Och-Ziff Capital Management Group "A" (Limited Partnership) (a)	298,214	4,646,174
TD Ameritrade Holding Corp. (a)	172,983	3,284,947

		19,294,273
Commercial Banks 1.4%
Huntington Bancshares, Inc. (a)	307,680	2,113,762
Prosperity Bancshares, Inc. (a)	67,500	2,651,400
Zions Bancorp. (a)	44,976	1,089,768

		5,854,930
Diversified Financial Services 1.3%
Portfolio Recovery Associates, Inc.* (a)	68,368	5,141,274
Insurance 0.7%
W.R. Berkley Corp. (a)	104,400	2,858,472
Health Care 13.5%
Biotechnology 2.6%
Alexion Pharmaceuticals, Inc.* (a)	32,161	2,590,569
Human Genome Sciences, Inc.* (a)	110,900	2,649,401
Onyx Pharmaceuticals, Inc.*	58,159	2,144,322
Regeneron Pharmaceuticals, Inc.* (a)	102,800	3,374,924

		10,759,216
Health Care Equipment & Supplies 1.9%
Kinetic Concepts, Inc.* (a)	99,548	4,169,070
Thoratec Corp.* (a)	127,000	3,596,640

		7,765,710
Health Care Providers & Services 3.4%
AmerisourceBergen Corp.	141,000	4,810,920
Fresenius Medical Care AG & Co. KGaA (ADR) (a)	75,700	4,367,133
Laboratory Corp. of America Holdings* (a)	51,800	4,554,256

		13,732,309
Health Care Technology 1.8%
Cerner Corp.* (a)	24,010	2,274,708
SXC Health Solutions Corp.* (a)	114,928	4,925,814

		7,200,522
Life Sciences Tools & Services 2.3%
ICON PLC (ADR)*	92,508	2,025,925
Life Technologies Corp.* (a)	75,459	4,187,974
QIAGEN NV* (a)	164,630	3,218,517

		9,432,416
Pharmaceuticals 1.5%
Questcor Pharmaceuticals, Inc.* (a)	409,789	6,036,192
Industrials 14.3%
Aerospace & Defense 1.4%
BE Aerospace, Inc.*	153,200	5,672,996
Commercial Services & Supplies 1.0%
Stericycle, Inc.* (a)	47,896	3,875,744
Construction & Engineering 0.4%
Aecom Technology Corp.*	60,202	1,683,850
Electrical Equipment 3.0%
AMETEK, Inc.	118,626	4,656,071
Babcock & Wilcox Co.* (a)	76,050	1,946,120
General Cable Corp.* (a)	160,749	5,640,682

		12,242,873
Machinery 4.8%
Flowserve Corp.	28,750	3,427,575
Gardner Denver, Inc. (a)	72,364	4,980,090
Joy Global, Inc.	62,000	5,378,500
Terex Corp.* (a)	182,715	5,671,474

		19,457,639
Professional Services 1.8%
FTI Consulting, Inc.* (a)	80,994	3,019,456
Robert Half International, Inc. (a)	141,789	4,338,744

		7,358,200
Road & Rail 1.9%
Genesee & Wyoming, Inc. "A"*	76,661	4,059,200
Kansas City Southern* (a)	79,455	3,802,716

		7,861,916
Information Technology 21.1%
Communications Equipment 2.6%
F5 Networks, Inc.* (a)	39,872	5,189,740
Harris Corp. (a)	44,500	2,015,850
Juniper Networks, Inc.* (a)	94,600	3,492,632

		10,698,222
Computers & Peripherals 2.2%
NetApp, Inc.* (a)	93,671	5,148,158
SanDisk Corp.*	73,799	3,679,618

		8,827,776
Electronic Equipment, Instruments & Components 0.8%
Itron, Inc.*	59,300	3,288,185
Internet Software & Services 1.0%
Equinix, Inc.* (a)	51,500	4,184,890
IT Services 1.4%
Cognizant Technology Solutions Corp. "A"* (a)	75,015	5,497,849
Semiconductors & Semiconductor Equipment 6.9%
Analog Devices, Inc.	56,500	2,128,355
ARM Holdings PLC (ADR) (a)	191,400	3,971,550
ASML Holding NV (NY Registered Shares) (a)	58,617	2,247,376
Broadcom Corp. "A"	58,498	2,547,588
Cavium Networks, Inc.* (a)	104,100	3,922,488
First Solar, Inc.* (a)	27,088	3,525,232
Marvell Technology Group Ltd.* (a)	218,084	4,045,458
Netlogic Microsystems, Inc.*	67,200	2,110,752
Novellus Systems, Inc.*	114,800	3,710,336

		28,209,135
Software 6.2%
BMC Software, Inc.*	41,741	1,967,671
Check Point Software Technologies Ltd.*	44,873	2,075,825
Concur Technologies, Inc.* (a)	90,627	4,706,260
MICROS Systems, Inc.*	41,769	1,831,989
Red Hat, Inc.*	103,200	4,711,080
Rovi Corp.* (a)	73,331	4,547,255
Salesforce.com, Inc.* (a)	41,578	5,488,296

		25,328,376
Materials 5.6%
Chemicals 1.1%
Scotts Miracle-Gro Co. "A"	33,849	1,718,514
Solutia, Inc.* (a)	116,310	2,684,435

		4,402,949
Containers & Packaging 0.9%
Crown Holdings, Inc.* (a)	106,232	3,546,024
Metals & Mining 2.6%
Cliffs Natural Resources, Inc. (a)	44,700	3,487,047
Kinross Gold Corp. (a)	159,100	3,016,536
Thompson Creek Metals Co., Inc.* (a)	293,558	4,321,174

		10,824,757
Paper & Forest Products 1.0%
Schweitzer-Mauduit International, Inc. (a)	62,031	3,902,990
Telecommunication Services 2.2%
Wireless Telecommunication Services
American Tower Corp. "A"*	93,056	4,805,412
MetroPCS Communications, Inc.* (a)	327,686	4,138,674

		8,944,086

Total Common Stocks (Cost $286,145,090)		400,654,563
Securities Lending Collateral 47.0%
Daily Assets Fund Institutional, 0.27% (b) (c) (Cost $191,592,798)	191,592,798	191,592,798
Cash Equivalents 2.3%
Central Cash Management Fund, 0.19% (b) (Cost $9,192,029)	9,192,029	9,192,029

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $486,929,917) †	147.6	601,439,390
Other Assets and Liabilities, Net	(47.6)	(193,954,989)

Net Assets	100.0	407,484,401

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $490,520,179.  At December 31, 2010, net unrealized appreciation for all securities based on tax cost was $110,919,211.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $117,570,570 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,651,359.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2010 amounted to $186,213,044 which is 45.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$400,654,563	$—	$—	$400,654,563
Short-Term Investments(d)	200,784,827	—	—	200,784,827
Total	$601,439,390	$—	$—	$601,439,390

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended December 31, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Mid Cap Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 15. 2011